Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes
19. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2021 (year ended December 31, 2020 – 27%) as follows:

	Years ended December 31,
	2021	2020
Income (loss) before income taxes	$5,527	$(5,928)
Expected income tax expense (recovery)	1,492	(1,601)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	389	244
Other permanent differences	4,559	3,819
Withholding taxes and other foreign taxes	76	804
Change in enacted tax rates	61	(189)
Foreign tax rate differences, foreign exchange and other adjustments	457	(1,177)
Non-taxable income from equity investment	(8,902)	(6,418)
Change in valuation allowance	2,970	5,949
Bargain purchase gain	(1,579)	—
Tax realignment due to Italian tax law changes	(7,654)	—
Income tax expense (recovery)	$(8,131)	$1,431
19. Income taxes (continued):

(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Net loss carry forwards	$223,129	$218,323
Intangible assets	4,571	4,629
Property, plant and equipment	18,225	17,155
Warranty liability	4,785	4,752
Foreign tax credits	620	620
Inventory	1,614	1,631
Research and development	7,537	6,316
Tax realignment due to Italian tax law changes	8,705	—
Other	10,858	10,592
Total gross deferred income tax assets	280,044	264,018
Valuation allowance	(268,391)	(261,878)
Total deferred income tax assets	$11,653	$2,140
Deferred income tax liabilities:
Intangible assets	$(430)	$(430)
Property, plant and equipment	(12)	(22)
Other	(2,950)	(2,798)
Total deferred income tax liabilities	$(3,392)	$(3,250)
Total net deferred income tax assets (liabilities)	$8,261	$(1,110)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

The deferred income tax assets have been reduced by the uncertain tax position presented in note 19(f).
19. Income taxes (continued):

(c)    The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2021
Italy	$921	$1,417	$(10,373)	$(8,956)
United States	31,476	(3)	—	(3)
Canada	(35,809)	69	—	69
Other	8,939	689	70	759
	$5,527	$2,172	$(10,303)	$(8,131)
Year ended December 31, 2020
Italy	$5,244	$2,007	$(1,146)	$861
United States	21,400	(274)	—	(274)
Canada	(31,429)	80	—	80
Other	(1,143)	625	139	764
	$(5,928)	$2,438	$(1,007)	$1,431
(d)    The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2022	2023	2024	2025 and later	Total
Canada	$—	$—	$—	$619,313	$619,313
Italy	—	—	—	3,254	3,254
United States	—	—	—	97,233	97,233
Sweden	—	—	—	13,241	13,241
Other	3,966	1,660	1,030	15,722	22,378
Total	$3,966	$1,660	$1,030	$748,763	$755,419

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2021, the total amount of the Company’s uncertain tax benefits was $5,152 (year ended December 31, 2020 - $3,852). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2018 to 2021 taxation years remain open to examination by the Internal Revenue Service and the 2016 to 2021 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.